Utility Plant (Schedule Of Rental Payments And Current Term Expiration Dates) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
2012	$ 6,310
2013	5,674
2014	3,358
2015	2,881
2016	2,449
2017	1,194
Corporate Headquarters (Expires In 2017) [Member]
Operating Leased Assets [Line Items]
2012	2,100
2013	2,140
2014	2,190
2015	2,270
2016	2,343
2017	1,194
Phoenix Administrative Offices (Expires In 2014) [Member]
Operating Leased Assets [Line Items]
2012	1,396
2013	1,446
2014	$ 243